SUBSEQUENT EVENTS (Details) - Restricted Share Units (RSU)		12 Months Ended
	Jan. 24, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	3,495,662
Vesting percentage		25.00%
Period One
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage	50.00%
Production Rate Milestone
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage	25.00%
Contribution milestone
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage	25.00%